Restatement of Prior Period Comparatives for Correction of Accounting for Warrants (Details) - Schedule of subsidiaries percentage of ownership	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Brooge Petroleum and Gas Investment Company FZE (Member)
Restatement of Prior Period Comparatives for Correction of Accounting for Warrants (Details) - Schedule of subsidiaries percentage of ownership [Line Items]
Country of incorporation	United Arab Emirates
Percentage of ownership	100.00%	100.00%
Brooge Petroleum and Gas Investment Company Phase III FZE [Member]
Restatement of Prior Period Comparatives for Correction of Accounting for Warrants (Details) - Schedule of subsidiaries percentage of ownership [Line Items]
Country of incorporation	United Arab Emirates
Percentage of ownership	100.00%
BPGIC International (formerly known as Twelve Seas) [Member]
Restatement of Prior Period Comparatives for Correction of Accounting for Warrants (Details) - Schedule of subsidiaries percentage of ownership [Line Items]
Country of incorporation	Cayman Islands
Percentage of ownership	100.00%	100.00%
Brooge Petroleum and Gas Management Company Ltd [Member]
Restatement of Prior Period Comparatives for Correction of Accounting for Warrants (Details) - Schedule of subsidiaries percentage of ownership [Line Items]
Country of incorporation	United Arab Emirates
Percentage of ownership	100.00%
BPGIC Phase 3 Limited (Jebel Ali Free Zone Authority - Dubai) [Member]
Restatement of Prior Period Comparatives for Correction of Accounting for Warrants (Details) - Schedule of subsidiaries percentage of ownership [Line Items]
Country of incorporation	United Arab Emirates
Percentage of ownership	100.00%